Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net loss	¥ (1,451,950)	$ (208,560)	¥ (402,833)	¥ (298,240)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, equipment and software	9,831	1,412	6,740	1,634
Loss on disposal of property, equipment and software				79
Interest expenses of convertible promissory notes and onshore convertible loans			6,963	3,835
Fair value change of warrants	(5,644)	(811)	(61,405)	14,027
Fair value change of other financial assets	(42)	(6)
Income from other financial assets			(13,622)	(5,572)
Share-based compensation	366,895	52,701	3,520	7,039
Loss from conversion of 2017 Notes			18,375
Loss from conversion of onshore convertible loans			8,548
Loss from issuance of 2018 Notes			5,081
Loss on termination agreement with Everest	23,039	3,309
Amortization of right-of use assets and interest of lease liabilities	5,803	834
Fair value change of short-term investments	(703)	(101)
Changes in operating assets and liabilities
Contract assets	11,000	1,580	(11,000)
Prepayments and other receivables	(48,831)	(7,013)	(76,276)	8,830
Accruals and other payables	188,375	27,059	55,641	408
Contract liabilities			(15,803)	15,803
Advance from customers	(14,151)	(2,033)	14,151
Research and development funding received	53,148	7,634	178,715
Deferred subsidy income	1,420	204	2,500
Lease liabilities	(6,172)	(887)
Net cash used in operating activities	(867,982)	(124,678)	(280,705)	(252,157)
Cash flows from investing activities
Cash acquired from acquisition of a subsidiary				93,335
Purchase of property, equipment and software	(12,241)	(1,758)	(14,409)	(20,327)
Proceeds from disposal of short-term investments	102,000	14,651
Purchase of short-term investments	(134,000)	(19,248)
Cash paid for investments in other financial assets			(30,000)	(369,000)
Cash received from disposal of other financial assets	256,000	36,772	40,000	133,000
Cash received on income from short-term investments	703	101
Cash received on income from other financial assets			13,909	5,327
Net cash (used in) generated from investing activities	212,462	30,518	9,500	(157,665)
Cash flows from financing activities
Proceeds from issuance of convertible preferred shares, net of issuance cost	183,536	26,363	1,306,633	346,515
Proceeds from issuance of redeemable non-controlling interest				161,196
Proceeds from issuance of convertible promissory notes			59,704	75,970
Proceeds from issuance of onshore convertible loans				35,341
Proceeds from issuance of warrants				40,563
Proceeds from exercise of warrants			132,332
Proceeds from bank borrowings	50,000	7,182	80,000	99,000
Repayment of bank borrowings	(80,000)	(11,491)	(99,000)
Payment of initial public offering costs	(827)	(118)
Net cash generated from financing activities	152,709	21,936	1,479,669	758,585
Effect of exchange rate changes on cash and cash equivalents and restricted cash	15,163	2,178	59,754	(132)
Net increase (decrease) in cash and cash equivalents and restricted cash	(487,648)	(70,046)	1,268,218	348,631
Cash, cash equivalents, and restricted cash, beginning of year	1,680,931	241,451	412,713	64,082
Cash, cash equivalents, and restricted cash, end of the year	1,193,283	171,405	1,680,931	412,713
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	6,172	887
Right-of-use assets obtained in exchange for operating lease obligations	8,595	1,235
Other supplemental cash flow disclosures
Interest paid	2,991	430	4,862	1,677
Non-cash activities
Exercise of warrants			1,314
Payables for purchase of property, equipment and software				2,346
Payables for in-licensed patent rights			¥ 5,970
Convertible preferred shares issued for business combination				¥ 289,024
Accrued initial public offering costs payable	17,504	2,514
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares	5,283	759
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares	¥ 27,768	$ 3,989